EARNINGS PER SHARE - Basic and Diluted (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Earnings Per Share [Abstract]
Net income attributable to common stockholders - basic	$ (1,348,745)		$ 8,085,503		$ 9,516,626		$ 31,682,275
Net income attributable to common stockholders - diluted	$ (1,348,745)		$ 8,085,503		$ 9,516,626		$ 31,682,275
Weighted-average common shares outstanding for basic earnings per share (in shares)	63,027,246	[1]	50,369,350	[1]	56,951,414	[2]	50,369,350	[2]
Restricted stock units (in shares)					816,484		0
Shares used for diluted earnings per share (in shares)	63,027,246	[1]	50,369,350	[1]	57,767,898	[2]	50,369,350	[2]
Earnings per share:
Basic earnings per share (in dollars per share)	$ (0.02)		$ 0.16		$ 0.17		$ 0.63
Diluted earnings per share (in dollars per share)	$ (0.02)		$ 0.16		$ 0.16		$ 0.63

[1]	The 2023 number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the Business Combination.
[2]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of Abacus Life, Inc. as a result of the Business Combination.